Derivative and Hedging Instruments - Gross Notional Amount and Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 499,021	$ 440,077
Fair value, assets	8,667	8,546
Fair value, liabilities	14,247	11,687
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	10,954	9,176
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,230	2,396
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	63	115
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	5,193	5,813
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2,742	2,148
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,732	24,171
Fair value, assets	732	584
Fair value, liabilities	57	106
Qualifying hedge accounting relationships
Disclosure of detailed information about hedging instruments [line items]
Notional amount	256,606	227,241
Fair value, assets	3,001	2,928
Fair value, liabilities	9,331	7,479
Derivatives not designated in qualifying hedge accounting relationships
Disclosure of detailed information about hedging instruments [line items]
Notional amount	242,415	212,836
Fair value, assets	5,666	5,618
Fair value, liabilities	4,916	4,208
Derivatives not designated in qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	2,906	3,098
Derivatives not designated in qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	272	398
Derivatives not designated in qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	1,675	597
Derivatives not designated in qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	63	115
Derivatives not designated in qualifying hedge accounting relationships | Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Interest rate options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Currency rate futures
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Equity futures
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	110,114	103,806
Fair value, assets	2,188	2,361
Derivatives not designated in qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	33,924	33,148
Fair value, assets	1,854	1,873
Derivatives not designated in qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	52,044	34,080
Fair value, assets	882	769
Derivatives not designated in qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,290	19,760
Fair value, assets	724	579
Derivatives not designated in qualifying hedge accounting relationships | Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,054	9,449
Fair value, assets	0	0
Derivatives not designated in qualifying hedge accounting relationships | Interest rate options
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,633	5,841
Fair value, assets	16	33
Derivatives not designated in qualifying hedge accounting relationships | Currency rate futures
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,238	2,581
Fair value, assets	0	0
Derivatives not designated in qualifying hedge accounting relationships | Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	114	131
Fair value, assets	2	3
Derivatives not designated in qualifying hedge accounting relationships | Equity futures
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,004	4,040
Fair value, assets	0	0
Fair value hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,533	3,044
Fair value hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	2,114	1,518
Fair value hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,420	2,672
Fair value hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	206,181	184,309
Fair value, assets	2,734	2,627
Fair value hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,121	9,055
Fair value, assets	145	78
Fair value hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,692	23,461
Fair value, assets	74	165
Cash flow hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	48	48
Cash flow hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	216	181
Cash flow hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,036	8,372
Fair value, assets	24	20
Cash flow hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	650	1,150
Fair value, assets	0	35
Cash flow hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Fair value, assets	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	324	240
Fair value, assets	6	3
Net investment hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	16
Net investment hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	602	654
Fair value, assets	$ 18	$ 0